Needham Aggressive Growth Fund (Prospectus Summary) | Needham Aggressive Growth Fund
Needham Aggressive Growth Fund
Investment Objective
The Aggressive Growth Fund seeks long-term, tax-efficient capital appreciation.
Fees and Expenses of the Aggressive Growth Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Aggressive Growth Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Needham Aggressive Growth Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a % of amount redeemed) on Shares Held 60 days or less	2.00%
Wire Redemption Fee	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Needham Aggressive Growth Fund
Management Fees		1.25%
Distribution and/or Service (12b-1) Fees		0.25%
Dividends on Short Positions and Interest Expense		0.03%
All Remaining Other Expenses		0.30%
Total Other Expenses		0.33%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses		1.85%
Fee Waiver and/or Expense Reimbursement	[2]	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.85%
[1]	Acquired fund fees and expenses are not included in the Financial Highlights section of this Prospectus, which reflects only the operating expenses of the Aggressive Growth Fund.
[2]	The Adviser has entered into an agreement with the Aggressive Growth Fund whereby the Adviser has contractually agreed to waive its fee for, and to reimburse expenses (excluding interest, dividends on short positions, acquired fund fees and expenses and extraordinary items) of, the Aggressive Growth Fund in an amount that limits annual operating expenses to not more than 1.95% of the average daily net assets of the Aggressive Growth Fund. This agreement is effective for the period from May 1, 2012 through May 1, 2013. After May 1, 2013, the Adviser or the Aggressive Growth Fund can choose not to continue the agreement.

Example
This example is intended to help you compare the cost of investing in the
Aggressive Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Aggressive Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions have been reinvested, and that the Aggressive Growth Fund's operating expenses remain the same. The example also assumes that the current contractual fee waiver is not renewed.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Needham Aggressive Growth Fund	188	582	1,001	2,169

Portfolio Turnover
The Aggressive Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Aggressive Growth Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Aggressive Growth Fund's performance. During the most recent fiscal year, the Aggressive Growth Fund's portfolio turnover rate was 45% of the average value of its portfolio.
Principal Investment Strategies
Under normal conditions, the Aggressive Growth Fund invests at least 65% of its total assets in equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System. The Aggressive
Growth Fund invests, in general, in markets and industries with strong growth potential, focusing primarily on the market leaders in these areas as these companies often garner a disproportionate share of the positive financial returns. Although the Aggressive Growth Fund invests in companies of all sizes, the Aggressive Growth Fund's investment strategy may require it to often invest in smaller companies. The Aggressive Growth Fund focuses on healthcare, technology, business and consumer services, media, communications, financial and energy company stocks, but invests in companies in any industry that fits its profile.
Principal Investment Risks
The Aggressive Growth Fund invests primarily in equity securities that fluctuate in value. Political and economic news can influence market-wide trends. Other factors may cause price swings in a single company's stock or the stocks of the companies within a given industry. The Aggressive Growth Fund often invests in smaller companies that may have limited product lines, markets or financial resources. These smaller companies may trade at a lower volume than more widely held securities and may fluctuate in value more sharply than those of other securities. The Aggressive Growth Fund is not a "diversified" fund within the meaning of the Investment Company Act of 1940. Therefore, the Aggressive Growth
Fund may invest its assets in a relatively small number of issuers, thus making an investment in the Aggressive Growth Fund potentially more risky than an investment in a diversified fund which is otherwise similar to the Aggressive
Growth Fund. Loss of money is a risk of investing in the Aggressive Growth Fund.
Bar Chart and Performance Table
The information in the bar chart and table that follows provide some indication of the risks of investing in the Aggressive Growth Fund by showing changes in the Aggressive Growth Fund's performance from year to year and by showing how the Aggressive Growth Fund's average annual returns for the 1, 5 and 10 years and for the life of the Aggressive Growth Fund compare to those of broad measures of market performance.

The Aggressive Growth Fund's past performance (before and after taxes) is not necessarily an indication of how the Aggressive Growth Fund will perform in the future. Updated performance information is available on the Aggressive Growth
Fund's Web site at www.needhamfunds.com.

During the ten-year period shown in the above chart, the highest quarterly return was 19.89% (for the quarter ended 6/30/09) and the lowest quarterly return was -26.93% (for the quarter ended 9/30/11).
Average annual total returns for the periods ended December 31, 2011
The following table shows the Aggressive Growth Fund's average annual returns
(before and after taxes) and the change in value of certain broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Aggressive Growth Fund's performance to several broad measures of market performance. The NASDAQ Composite Index and the
Russell 2000 Index are relevant to the Aggressive Growth Fund because they have characteristics similar to the Aggressive Growth Fund's investment strategies.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but do not include the impact of state and local taxes. In some instances, the
"Return After Taxes on Distributions and Redemption" may be greater than the
"Return Before Taxes" because you are assumed to be able to use the capital loss on the sale of shares to offset other taxable gains.

Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their shares in a tax-deferred account (including a 401(k) or IRA), or to investors who are tax-exempt.
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Needham Aggressive Growth Fund	Return Before Taxes	(13.77%)	5.70%	6.64%	7.63%	Sep. 04, 2001
Needham Aggressive Growth Fund After Taxes on Distributions	Return After Taxes on Distributions	(13.99%)	4.95%	5.96%	6.97%	Sep. 04, 2001
Needham Aggressive Growth Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Redemption	(8.67%)	4.77%	5.64%	6.55%	Sep. 04, 2001
Needham Aggressive Growth Fund S&P 500 Index	S&P 500 Index (reflect no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%	3.01%	Sep. 04, 2001
Needham Aggressive Growth Fund NASDAQ Composite Index	NASDAQ Composite Index (reflect no deduction for fees, expenses or taxes)	(0.79%)	2.50%	3.74%	4.41%	Sep. 04, 2001
Needham Aggressive Growth Fund Russell 2000 Index	Russell 2000 Index (reflect no deduction for fees, expenses or taxes)	(4.18%)	0.15%	5.62%	5.95%	Sep. 04, 2001